PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 90,888,000	$ 116,893,000
Additions to right-of-use assets	0	(2,070,000)
Additions	(2,520,000)	6,234,000
Disposals	0	(1,377,000)
Transfers	0	0
Reclassifications between Intangible and PP&E		(12,572,000)
Translation differences	(7,476,000)	(16,647,000)
Hyperinflation Adjustments	503,000	427,000
Property, plant and equipment Period End	81,395,000	90,888,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	349,861,000	334,980,000
Additions to right-of-use assets	0	1,331,000
Additions	21,131,000	32,916,000
Disposals	5,290,000	(13,953,000)
Transfers	0	36,469,000
Reclassifications between Intangible and PP&E		(12,572,000)
Translation differences	(19,823,000)	(34,523,000)
Hyperinflation Adjustments	8,214,000	5,213,000
Property, plant and equipment Period End	354,093,000	349,861,000
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(258,973,000)	(218,087,000)
Additions to right-of-use assets	0	(3,401,000)
Additions	(23,651,000)	(26,682,000)
Disposals	(5,290,000)	12,576,000
Transfers	0	(36,469,000)
Reclassifications between Intangible and PP&E		0
Translation differences	12,347,000	17,876,000
Hyperinflation Adjustments	(7,711,000)	(4,786,000)
Property, plant and equipment Period End	(272,698,000)	(258,973,000)
Buildings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	15,824,000	11,412,000
Additions to right-of-use assets	0	0
Additions	147,000	0
Disposals	0	(3,000)
Transfers	(5,803,000)	3,606,000
Reclassifications between Intangible and PP&E		0
Translation differences	(1,321,000)	811,000
Hyperinflation Adjustments	0	(2,000)
Property, plant and equipment Period End	8,847,000	15,824,000
Buildings [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(4,586,000)	(4,005,000)
Additions to right-of-use assets	0	0
Additions	(198,000)	(217,000)
Disposals	0	149,000
Transfers	0	(149,000)
Reclassifications between Intangible and PP&E		0
Translation differences	275,000	(384,000)
Hyperinflation Adjustments	0	20,000
Property, plant and equipment Period End	(4,509,000)	(4,586,000)
Plant and machinery [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	4,519,000	7,471,000
Additions to right-of-use assets	0	0
Additions	40,000	55,000
Disposals	234,000	0
Transfers	(954,000)	(2,938,000)
Reclassifications between Intangible and PP&E		0
Translation differences	(88,000)	(90,000)
Hyperinflation Adjustments	32,000	21,000
Property, plant and equipment Period End	3,315,000	4,519,000
Plant and machinery [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(8,265,000)	(6,840,000)
Additions to right-of-use assets	0	0
Additions	(331,000)	(530,000)
Disposals	(234,000)	3,000
Transfers	0	(1,051,000)
Reclassifications between Intangible and PP&E		0
Translation differences	5,215,000	162,000
Hyperinflation Adjustments	(18,000)	(9,000)
Property, plant and equipment Period End	(3,165,000)	(8,265,000)
Furniture, tools and other tangible assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	315,448,000	301,218,000
Additions to right-of-use assets	0	1,331,000
Additions	12,161,000	4,179,000
Disposals	5,056,000	(12,837,000)
Transfers	14,122,000	48,963,000
Reclassifications between Intangible and PP&E		800,000
Translation differences	(10,559,000)	(33,400,000)
Hyperinflation Adjustments	8,182,000	5,194,000
Property, plant and equipment Period End	334,298,000	315,448,000
Furniture, tools and other tangible assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(246,122,000)	(207,242,000)
Additions to right-of-use assets	0	3,401,000
Additions	(23,122,000)	(25,935,000)
Disposals	(5,056,000)	12,424,000
Transfers	0	(35,269,000)
Reclassifications between Intangible and PP&E		0
Translation differences	6,857,000	18,098,000
Hyperinflation Adjustments	(7,693,000)	(4,797,000)
Property, plant and equipment Period End	(265,024,000)	(246,122,000)
PP&E under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	14,070,000	14,879,000
Additions to right-of-use assets	0	0
Additions	8,783,000	28,682,000
Disposals	0	(1,113,000)
Transfers	(7,365,000)	(13,162,000)
Reclassifications between Intangible and PP&E		(13,372,000)
Translation differences	(7,855,000)	(1,844,000)
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	$ 7,633,000	$ 14,070,000